Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and principal activities
Summary of entities reflected in consolidated financial statement

As of December 31, 2023 and 2024, the Company’s consolidated financial statements reflected the activities for each of the following entities.

			% of	% of
	Date of	Place of	Ownership as of	Ownership as of
Name of Entity	Incorporation	Incorporation	December 31, 2024	December 31, 2023	Principal Activities
JIADE Limited	February 20, 2023	Cayman Islands	NA	NA	Investment Holding
JIADEZHIGAO Limited (“Jiadezhigao HK”)	March 30, 2023	Hong Kong	100%	100%	Investment Holding
WISMASS International Holdings Limited (“WISMASS HK”)	October 24, 2022	Hong Kong	100%	100%	Investment Holding
Shenzhen Kebiao Technology Co., Ltd (“Shenzhen Kebiao”)	May 23, 2023	PRC	99.95%	99%	Providing one-stop comprehensive education supporting services
Sichuan Jiadezhigao Technology Limited (“Jiade Zhigao”)	May 6, 2022	PRC	99.96%	99.18%	Providing one-stop comprehensive education supporting services
Sichuan Kebiao Technology Co., Ltd. (“Kebiao Technology”)	April 28, 2020	PRC	99.96%	99.18%	Providing one-stop comprehensive education supporting services